Consolidated Statement of Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest Income
Loans	$ 22,324	$ 13,603	$ 10,747
Loans held for sale	147	201	232
Investment securities	4,485	3,378	2,365
Other interest income	3,051	763	143
Total interest income	30,007	17,945	13,487
Interest Expense
Deposits	8,775	1,872	320
Short-term borrowings	1,971	565	70
Long-term debt	1,865	780	603
Total interest expense	12,611	3,217	993
Net interest income	17,396	14,728	12,494
Provision for credit losses	2,275	1,977	(1,173)
Net interest income after provision for credit losses	15,121	12,751	13,667
Noninterest Income
Card revenue	1,630	1,512	1,507
Corporate payment products revenue	759	698	575
Merchant processing services	1,659	1,579	1,449
Trust and investment management fees	2,459	2,209	1,832
Service charges	1,306	1,298	1,338
Commercial products revenue	1,372	1,105	1,102
Mortgage banking revenue	540	527	1,361
Investment products fees	279	235	239
Securities gains (losses), net	(145)	20	103
Other	758	273	721
Total noninterest income	10,617	9,456	10,227
Noninterest Expense
Compensation and employee benefits	10,416	9,157	8,728
Net occupancy and equipment	1,266	1,096	1,048
Professional services	560	529	492
Marketing and business development	726	456	366
Technology and communications	2,049	1,726	1,728
Other intangibles	636	215	159
Merger and integration charges	1,009	329	0
Other	2,211	1,398	1,207
Total noninterest expense	18,873	14,906	13,728
Income before income taxes	6,865	7,301	10,166
Applicable income taxes	1,407	1,463	2,181
Net income (loss)	5,458	5,838	7,985
Net (income) loss attributable to noncontrolling interests	(29)	(13)	(22)
Net income (loss) attributable to U.S. Bancorp	5,429	5,825	7,963
Net income applicable to U.S. Bancorp common shareholders	5,051	5,501	7,605
Net income applicable to U.S. Bancorp common shareholders, diluted	$ 5,051	$ 5,501	$ 7,605
Earnings per common share (in dollars per share)	$ 3.27	$ 3.69	$ 5.11
Diluted earnings per common share (in dollars per share)	$ 3.27	$ 3.69	$ 5.10
Average common shares outstanding (in shares)	1,543	1,489	1,489
Average diluted common shares outstanding (in shares)	1,543	1,490	1,490